UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Atlanticus Holdings Corporation1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
October 1, 2018 to December 31, 2018

Date of Report (Date of filing): February 15, 2019
Commission File Number of securitizer: 025-04155
Central Index Key Number of securitizer: 0001464343

William R. McCamey, Chief Financial Officer, (770) 828-2000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 150a-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

 1  Atlanticus Holdings Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Fortiva Retail Credit Master Note Business Trust, Series 2018-One.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 15, 2019

Atlanticus Holdings Corporation
(Sponsor)

	By:	/s/ William R. McCamey
Name: William R. McCamey
Title: Chief Financial Officer